Schedule of investments
Delaware Strategic Income Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 11.93%
Fannie Mae Connecticut Avenue Securities Series 2018-C05 1M2 2.439% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,484,305	$ 1,502,412
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-HQA1 M2 2.389% (LIBOR01M + 2.30%) 9/25/30 •	1,462,417	1,474,667
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.139% (LIBOR01M + 2.05%) 11/25/49 #, •	409,494	410,393
Series 2020-HQA2 M2 144A 3.189% (LIBOR01M + 3.10%) 3/25/50 #, •	2,258,690	2,282,782
Series 2021-DNA1 M2 144A 1.849% (SOFR + 1.80%) 1/25/51 #, •	1,500,000	1,501,413
Series 2021-DNA3 M2 144A 2.149% (SOFR + 2.10%) 10/25/33 #, •	1,350,000	1,378,052
Series 2021-DNA5 M2 144A 1.699% (SOFR + 1.65%) 1/25/34 #, •	1,350,000	1,357,650
Series 2021-HQA1 M2 144A 2.299% (SOFR + 2.25%) 8/25/33 #, •	2,000,000	2,022,560
Series 2021-HQA2 M2 144A 2.099% (SOFR + 2.05%) 12/25/33 #, •	2,665,000	2,685,052
Total Agency Collateralized Mortgage Obligations (cost $14,498,181)		14,614,981

Agency Commercial Mortgage-Backed Securities — 1.74%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.035% 7/25/27 #, •	325,000	356,017
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	325,000	352,619
Series 2018-K72 B 144A 3.992% 12/25/50 #, •	325,000	355,864
Series 2018-K86 C 144A 4.293% 11/25/51 #, •	970,000	1,061,413
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		2,125,913

Collateralized Debt Obligations — 0.57%
Octagon Investment Partners 48
Series 2020-3A A 144A 1.632% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	350,000	349,912
Series 2020-3A AR 144A 1.15% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	350,000	350,000
Total Collateralized Debt Obligations (cost $700,000)		699,912

NQ-023 [10/21] 12/21 (1946877)    1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Convertible Bonds — 2.60%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23		245,000	$ 255,413
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45		1,446,000	1,246,416
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26		290,000	300,115
Kaman 3.25% exercise price $65.26, maturity date 5/1/24		1,124,000	1,142,321
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24		265,000	244,357
Total Convertible Bonds (cost $2,963,476)			3,188,622

Corporate Bonds — 53.06%
Banking — 4.27%
Access Bank
144A 6.125% 9/21/26 #		400,000	402,040
144A 9.125% 10/7/26 #, μ, ψ		400,000	396,560

Ally Financial 5.75% 11/20/25		330,000	374,760
Banco de Bogota 144A 6.25% 5/12/26 #		410,000	448,441
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		650,000	659,119
Banco Industrial 144A 4.875% 1/29/31 #, μ		200,000	200,589
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		500,000	585,180
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	51,263
Barclays 4.375% 3/15/28 μ, ψ		470,000	463,561
Citigroup 4.00% 12/10/25 μ, ψ		365,000	373,669
Deutsche Bank 5.625% 5/19/31 μ	EUR	300,000	407,746
JPMorgan Chase & Co. 2.58% 4/22/32 μ		30,000	30,252
SVB Financial Group 4.00% 5/15/26 μ, ψ		420,000	421,575
Truist Financial 4.95% 9/1/25 μ, ψ		165,000	179,479
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ		235,000	239,553
			5,233,787
Basic Industry — 6.88%
AngloGold Ashanti Holdings 3.75% 10/1/30		715,000	724,002
Artera Services 144A 9.033% 12/4/25 #		250,000	267,249
Bidvest Group UK 144A 3.625% 9/23/26 #		600,000	603,381
CSN Inova Ventures 144A 6.75% 1/28/28 #		655,000	696,429
First Quantum Minerals
144A 6.875% 10/15/27 #		1,000,000	1,068,750
144A 7.50% 4/1/25 #		400,000	414,500

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #		545,000	632,064
JSW Steel 144A 5.05% 4/5/32 #		405,000	412,119
LSF11 A5 HoldCo 144A 6.625% 10/15/29 #		630,000	631,392
2    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Methanex 5.25% 12/15/29	900,000	$ 955,125
Metinvest 144A 7.65% 10/1/27 #	660,000	726,782
Pearl Merger Sub 144A 6.75% 10/1/28 #	615,000	611,568
Sasol Financing USA 4.375% 9/18/26	675,000	686,846
		8,430,207
Brokerage — 2.18%
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	400,000	383,480
Charles Schwab
4.00% 6/1/26 μ, ψ	95,000	97,888
5.375% 6/1/25 μ, ψ	35,000	38,584

Jefferies Group 6.50% 1/20/43	1,400,000	1,962,970
XP 144A 3.25% 7/1/26 #	200,000	191,550
		2,674,472
Capital Goods — 1.92%
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	250,000	255,000
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	640,000	630,323
Spirit AeroSystems 144A 5.50% 1/15/25 #	314,000	327,345
Standard Industries 144A 3.375% 1/15/31 #	159,000	147,653
TransDigm 144A 6.25% 3/15/26 #	227,000	237,215
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	700,000	758,453
		2,355,989
Communications — 7.31%
Altice France 144A 5.50% 10/15/29 #	865,000	848,972
Altice France Holding 144A 6.00% 2/15/28 #	735,000	699,481
Cellnex Finance 144A 3.875% 7/7/41 #	400,000	391,616
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	865,000	896,962
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	500,000	520,625
HTA Group 144A 7.00% 12/18/25 #	750,000	786,915
LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	610,000	615,398
Sprint Capital 8.75% 3/15/32	525,000	786,450
Terrier Media Buyer 144A 8.875% 12/15/27 #	415,000	439,518
Time Warner Cable 7.30% 7/1/38	650,000	936,631
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	755,000	789,605
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	389,982
VTR Comunicaciones 144A 4.375% 4/15/29 #	850,000	858,245
		8,960,400
NQ-023 [10/21] 12/21 (1946877)    3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 4.34%
B2W Digital 144A 4.375% 12/20/30 #		630,000	$ 586,738
Bath & Body Works 6.875% 11/1/35		460,000	559,461
Carnival
144A 5.75% 3/1/27 #		355,000	361,656
144A 7.625% 3/1/26 #		398,000	419,826

Ford Motor Credit 4.542% 8/1/26		400,000	431,212
General Motors Financial 5.70% 9/30/30 μ, ψ		80,000	92,500
MGM Resorts International 4.75% 10/15/28		145,000	150,903
PetSmart 144A 7.75% 2/15/29 #		250,000	270,493
Prime Security Services Borrower 144A 6.25% 1/15/28 #		500,000	513,125
Rent-A-Center 144A 6.375% 2/15/29 #		500,000	523,125
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		135,000	137,531
Schaeffler 2.875% 3/26/27	EUR	350,000	436,058
Scientific Games International 144A 8.25% 3/15/26 #		652,000	691,935
Six Flags Entertainment 144A 4.875% 7/31/24 #		140,000	141,225
			5,315,788
Consumer Non-Cyclical — 3.69%
Auna 144A 6.50% 11/20/25 #		660,000	687,232
Bausch Health
144A 5.50% 11/1/25 #		120,000	122,078
144A 6.25% 2/15/29 #		637,000	618,072

MHP 144A 6.25% 9/19/29 #		505,000	517,322
Organon & Co. 144A 5.125% 4/30/31 #		500,000	516,340
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		526,000	560,847
Pilgrim's Pride 144A 5.875% 9/30/27 #		121,000	127,738
Rede D'or Finance 144A 4.50% 1/22/30 #		328,000	321,853
Tenet Healthcare
144A 4.25% 6/1/29 #		255,000	258,450
144A 6.125% 10/1/28 #		145,000	152,424
6.875% 11/15/31		370,000	424,113

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		200,000	219,250
			4,525,719
Electric — 2.09%
Azure Power Energy 144A 3.575% 8/19/26 #		200,000	202,085
Calpine
144A 5.00% 2/1/31 #		145,000	142,307
144A 5.125% 3/15/28 #		279,000	277,954

Duke Energy 4.875% 9/16/24 μ, ψ		80,000	85,120
NRG Energy 144A 4.45% 6/15/29 #		335,000	367,446
Pacific Gas and Electric 3.30% 8/1/40		517,000	488,641
4    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

PG&E 5.25% 7/1/30	315,000	$ 329,490
UEP Penonome II 144A 6.50% 10/1/38 #	634,865	665,078
		2,558,121
Energy — 8.51%
CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	501,250
CNX Resources 144A 6.00% 1/15/29 #	700,000	739,375
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	442,000	458,648
Ecopetrol 4.625% 11/2/31	615,000	611,245
Enbridge 2.50% 8/1/33	190,000	188,311
Energy Transfer 6.50% 11/15/26 μ, ψ	485,000	503,188
Genesis Energy 7.75% 2/1/28	505,000	499,695
Geopark 144A 5.50% 1/17/27 #	620,000	616,791
Lukoil Capital DAC 144A 3.60% 10/26/31 #	620,000	619,360
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	615,000	599,625
Murphy Oil
5.875% 12/1/27	365,000	380,513
6.375% 7/15/28	270,000	285,552

NuStar Logistics 6.375% 10/1/30	125,000	137,169
PDC Energy 5.75% 5/15/26	445,000	458,350
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	1,118,911
Southwestern Energy 7.75% 10/1/27	655,000	704,125
TechnipFMC 144A 6.50% 2/1/26 #	1,250,000	1,333,429
Tullow Oil 144A 10.25% 5/15/26 #	640,000	675,133
		10,430,670
Finance Companies — 2.08%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	151,482
3.30% 1/30/32	150,000	152,800
3.40% 10/29/33	150,000	152,851

Aviation Capital Group 144A 5.50% 12/15/24 #	100,000	111,036
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	620,000	619,033
CIFI Holdings Group 6.45% 11/7/24	200,000	197,067
KWG Group Holdings 7.40% 3/5/24	520,000	436,881
Oryx Funding 144A 5.80% 2/3/31 #	685,000	730,472
		2,551,622
NQ-023 [10/21] 12/21 (1946877)    5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 1.36%
Brighthouse Financial
3.70% 6/22/27		96,000	$ 104,109
4.70% 6/22/47		315,000	361,995
5.625% 5/15/30		25,000	30,018

HUB International 144A 7.00% 5/1/26 #		529,000	546,192
MetLife 3.85% 9/15/25 μ, ψ		185,000	192,400
USI 144A 6.875% 5/1/25 #		425,000	431,906
			1,666,620
Technology — 1.73%
Broadcom 144A 3.469% 4/15/34 #		1,185,000	1,223,586
ION Trading Technologies 144A 5.75% 5/15/28 #		250,000	256,562
Iron Mountain 144A 5.625% 7/15/32 #		600,000	639,861
			2,120,009
Transportation — 5.17%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	900,000	1,065,422
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		850,000	791,563
Azul Investments 144A 7.25% 6/15/26 #		640,000	594,659
DAE Funding 144A 3.375% 3/20/28 #		695,000	710,938
Delta Air Lines 7.375% 1/15/26		661,000	777,633
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	345,209
Mileage Plus Holdings 144A 6.50% 6/20/27 #		625,000	681,006
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^		730,000	538,966
United Airlines
144A 4.375% 4/15/26 #		100,000	103,572
144A 4.625% 4/15/29 #		457,000	471,729

VistaJet Malta Finance 144A 10.50% 6/1/24 #		230,000	248,550
			6,329,247
Utilities — 1.53%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		670,000	682,160
Electricite de France
2.875% 12/15/26 μ, ψ	EUR	600,000	711,438
3.00% 9/3/27 μ, ψ	EUR	400,000	476,363
			1,869,961
Total Corporate Bonds (cost $63,525,780)			65,022,612

Non-Agency Asset-Backed Securities — 3.01%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.951% 11/25/36 •		183,850	186,783
6    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	$ 734,152
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	447,750	457,996
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	2,183,500	2,311,145
Total Non-Agency Asset-Backed Securities (cost $3,547,203)		3,690,076

Non-Agency Collateralized Mortgage Obligations — 6.64%
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 2.539% (LIBOR01M + 2.45%) 7/25/31 #, •	168,339	169,286
Series 2020-R01 1M2 144A 2.139% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	866,411	871,299

JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.156% 4/25/52 #, =, •	600,000	615,993
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.909% 4/25/44 #, •	980,497	1,006,442
Series 2017-5 B2 144A 3.814% 8/25/47 #, •	1,793,896	1,824,041
Series 2017-6 B2 144A 3.77% 9/25/47 #, •	1,794,236	1,822,738
Series 2017-7 B2 144A 3.72% 10/25/47 #, •	1,800,084	1,823,965
Total Non-Agency Collateralized Mortgage Obligations (cost $8,266,937)		8,133,764

Non-Agency Commercial Mortgage-Backed Securities — 1.72%
Benchmark Mortgage Trust Series 2020-B22 A5 1.973% 1/15/54	500,000	491,429
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	112,196
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	500,000	494,125
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	537,242
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	307,359

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	132,227
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	31,027	14,012
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	24,031	23,665
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,175,223)		2,112,255

NQ-023 [10/21] 12/21 (1946877)    7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements — 5.06%
Acrisure Tranche B 3.631% (LIBOR03M + 3.50%) 2/15/27 •		302,345	$ 298,566
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •		1,355,204	1,377,508
AssuredPartners 3.587% (LIBOR01M + 3.50%) 2/12/27 •		455,253	452,920
BWay Holding 3.337% (LIBOR01M + 3.25%) 4/3/24 •		270,231	263,524
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •		280,725	281,120
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •		696,500	697,022
Global Medical Response 5.75% (LIBOR06M + 4.75%) 10/2/25 •		213,388	212,754
Grupo Aeromexico
12.50% - 13.50% (LIBOR03M + 12.50%) 12/30/21 =, •		251,484	251,484
9.00% (LIBOR03M + 8.00%) 12/30/21 =, •		110,000	110,000

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •		770,250	771,694
Spirit Aerosystems Tranche B TBD 0.000% 1/15/25 X		330,652	332,099
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/9/29 •		375,000	375,000
Ultimate Software Group 1st Lien 3.837% (LIBOR01M + 3.75%) 5/4/26 •		426,480	427,760
Verscend Holding Tranche B 4.087% (LIBOR01M + 4.00%) 8/27/25 •		352,554	353,611
Total Loan Agreements (cost $6,128,196)			6,205,062

Sovereign Bonds — 10.85%Δ
Brazil — 0.43%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	356,000	58,179
Brazilian Government International Bond 4.75% 1/14/50		550,000	471,042
			529,221
Chile — 0.22%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	155,000,000	149,915
144A 2.80% 10/1/33 #	CLP	130,000,000	113,859
			263,774
Dominican Republic — 0.34%
Dominican Republic International Bond 144A 4.50% 1/30/30 #		414,000	420,214
			420,214
Egypt — 1.08%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		723,000	748,413
8    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Egypt (continued)
Egypt Government International Bonds
144A 7.60% 3/1/29 #		564,000	$ 568,501
			1,316,914
El Salvador — 0.49%
El Salvador Government International Bond 144A 7.65% 6/15/35 #		801,000	604,755
			604,755
Honduras — 0.78%
Honduras Government International Bond 144A 5.625% 6/24/30 #		959,000	959,000
			959,000
Indonesia — 0.44%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	4,207,000,000	304,074
6.50% 2/15/31	IDR	3,249,000,000	235,061
			539,135
Ivory Coast — 1.00%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		1,164,000	1,226,074
			1,226,074
Kenya — 0.65%
Republic of Kenya Government International Bond 144A 7.25% 2/28/28 #		735,000	794,303
			794,303
Malaysia — 0.71%
Malaysia Government Bond 3.955% 9/15/25	MYR	3,492,000	872,763
			872,763
Mexico — 0.10%
Mexican Bonos 8.50% 5/31/29	MXN	2,300,000	118,485
			118,485
Mongolia — 0.50%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		579,000	606,139
			606,139
NQ-023 [10/21] 12/21 (1946877)    9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Paraguay — 0.18%
Paraguay Government International Bond 144A 4.95% 4/28/31 #		200,000	$ 224,750
			224,750
Peru — 0.31%
Peruvian Government International Bond 144A 5.35% 8/12/40 #	PEN	1,794,000	380,769
			380,769
Senegal — 0.62%
Senegal Government International Bond 144A 6.75% 3/13/48 #		764,000	759,729
			759,729
Spain — 1.98%
Spain Government Bond 0.00% 1/31/27 ^	EUR	2,100,000	2,420,951
			2,420,951
Uruguay — 0.28%
Uruguay Government International Bond 8.50% 3/15/28	UYU	14,734,000	347,055
			347,055
Uzbekistan — 0.74%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #		862,000	904,320
			904,320
Total Sovereign Bonds (cost $13,558,060)			13,288,351

Supranational Banks — 0.72%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		804,000	877,670
Total Supranational Banks (cost $835,408)			877,670
	Number of shares
Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	159,383	159,383
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	159,383	159,383
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	159,383	159,383
10    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	159,383	$ 159,383
Total Short-Term Investments (cost $637,532)		637,532
Total Value of Securities—98.42% (cost $118,976,542)		120,596,750

Receivables and Other Assets Net of Liabilities—1.58%		1,939,819
Net Assets Applicable to 14,480,909 Shares Outstanding—100.00%		$122,536,569
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $78,584,174, which represents 64.13% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
NQ-023 [10/21] 12/21 (1946877)    11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(2,150,000)	USD	2,502,901	11/19/21	$16,487
TD	EUR	(3,025,000)	USD	3,562,813	11/19/21	64,486
Total Foreign Currency Exchange Contracts						$80,973
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(37)	US Treasury 10 yr Notes	$(4,836,016)	$(4,872,378)	12/21/21	$36,362	$—	$1,734
2	US Treasury 10 yr Ultra Notes	290,062	296,224	12/21/21	—	(6,162)	313
Total Futures Contracts			$(4,576,154)		$36,362	$(6,162)	$2,047
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
12    NQ-023 [10/21] 12/21 (1946877)

(Unaudited)
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
TBD – To be determined
TD – TD Bank
yr – Year
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso
NQ-023 [10/21] 12/21 (1946877)    13